Statement of Additional Information
(SAI) Supplement
American Century California Tax-Free and Municipal Funds (SAI dated January 1, 2018)
American Century Government Income Trust (SAI dated August 1, 2018)
American Century International Bond Funds (SAI dated March 1, 2018)
American Century Investment Trust (SAI dated August 1, 2018)
American Century Municipal Trust (SAI dated October 1, 2017)
American Century Quantitative Equity Funds, Inc. (SAI dated March 1, 2018)
American Century Quantitative Equity Funds, Inc. (SAI dated November 1, 2017)
American Century Target Maturities Trust (SAI dated February 1, 2018)
American Century Variable Portfolios II, Inc. (SAI dated May 1, 2018)

Supplement dated September 24, 2018

The following replaces the officers table in the Officers section of the statements of additional information.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee/Director and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

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CL-SPL-94517 1809